Income Taxes - Income before tax by jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Income before income taxes	$ 105,323	$ 63,368	$ 62,665
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Income before income taxes	80,318	64,047	78,114
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Income before income taxes	$ 25,005	$ (679)	$ (15,449)